UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free Bond Fund

October 31, 2012

1.809079.109

SFB-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.5%
	Principal Amount	Value
Alabama - 0.2%
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 800,000	$ 907,944
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,116,040
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13 (Escrowed to Maturity)	1,000,000	1,050,610
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,157,430
		4,232,024
Arizona - 2.4%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,172,990
5.25% 10/1/20 (FSA Insured)	2,600,000	3,083,444
5.25% 10/1/23 (FSA Insured)	5,000,000	5,856,600
5.25% 10/1/26 (FSA Insured)	1,000,000	1,159,640
5.25% 10/1/28 (FSA Insured)	500,000	569,015
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,139,170
Series 2007 B, 1.051% 1/1/37 (c)	1,000,000	842,570
Series 2008 A, 5% 1/1/14	1,220,000	1,283,611
Series 2008 D, 5.5% 1/1/38	3,400,000	3,758,598
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,907,900
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,069,200
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,106,000
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,321,160
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,721,780
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	1,000,000	1,127,450
5% 7/1/17	1,755,000	2,031,044
5% 7/1/18	1,695,000	1,926,401
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,321,308
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	$ 1,100,000	$ 1,194,413
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	5,000,000	6,113,500
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,643,890
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,429,865
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,158,990
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,901,150
5.5% 12/1/29	2,100,000	2,527,644
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	314,634
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,118,180
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,510
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,380,488
		61,220,145
California - 17.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,322,800
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,613,362
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL, 5% 12/1/18	2,000,000	2,479,480
Series AM, 5% 12/1/20 (b)	3,000,000	3,724,800
Series AI:
5% 12/1/16	5,800,000	6,822,540
5% 12/1/19	4,000,000	5,036,920
California Econ. Recovery:
Series 2009 A:
5% 7/1/15	2,240,000	2,409,837
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,680,994
5.25% 7/1/13 (Escrowed to Maturity)	680,000	702,481
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 720,000	$ 743,659
Series A, 5% 7/1/18	2,400,000	2,931,000
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,296,831
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,059
5% 8/1/20	2,745,000	3,180,961
5% 11/1/21 (Pre-Refunded to 11/1/13 @ 100)	2,430,000	2,545,182
5% 10/1/22	1,500,000	1,780,365
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,291,917
5% 12/1/22	7,810,000	9,194,479
5% 11/1/24	3,000,000	3,470,070
5% 3/1/26	1,000,000	1,106,470
5% 6/1/26	1,085,000	1,176,151
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	262,288
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	240,000	242,760
5% 3/1/31	1,700,000	1,852,218
5% 9/1/31	1,200,000	1,322,952
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	628,284
5% 9/1/32	1,400,000	1,539,664
5% 9/1/33	2,900,000	3,175,935
5% 9/1/35	450,000	487,503
5.125% 11/1/24	400,000	418,144
5.25% 2/1/16	175,000	181,281
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	325,000	337,110
5.25% 9/1/23	8,500,000	10,529,885
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	404,224
5.25% 2/1/28	500,000	516,090
5.25% 2/1/33 (Pre-Refunded to 2/1/13 @ 100)	1,200,000	1,214,664
5.25% 12/1/33	35,000	36,590
5.25% 4/1/35	4,300,000	4,969,381
5.25% 3/1/38	2,525,000	2,798,508
5.25% 11/1/40	1,100,000	1,257,850
5.5% 8/1/27	3,200,000	3,764,416
5.5% 8/1/29	4,300,000	5,028,076
5.5% 4/1/30	5,000	5,262
5.5% 11/1/33	2,200,000	2,285,382
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 3/1/40	$ 600,000	$ 691,530
5.6% 3/1/36	300,000	351,567
6% 3/1/33	5,850,000	7,238,498
6% 4/1/38	3,100,000	3,691,945
6% 11/1/39	11,280,000	13,684,332
6.5% 4/1/33	5,050,000	6,330,377
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,181,345
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,650,000	1,803,302
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,084,450
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	59,919
6.5% 10/1/38	2,155,000	2,624,144
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,651,845
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,594,588
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	1,800,000	1,916,064
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,253,904
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,716,416
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,102,650
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,151,817
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,348,280
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	7,078,860
(Various Cap. Proj.) Series 2012 G, 5% 11/1/25	1,500,000	1,732,065
(Various Cap. Projs.) Series 2012 A, 5% 4/1/24	6,500,000	7,581,535
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,657,544
5% 12/1/23	2,600,000	3,035,006
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,084,130
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 H, 5% 6/1/18	$ 1,000,000	$ 1,087,980
Series 2005 K, 5% 11/1/16	1,300,000	1,451,515
Series 2009 G1, 5.75% 10/1/30	835,000	968,208
Series 2009 I:
6.125% 11/1/29	500,000	609,470
6.375% 11/1/34	1,400,000	1,709,722
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,974,555
5.75% 11/1/27	5,600,000	6,665,456
6% 11/1/40	5,400,000	6,310,602
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,672,832
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	19,134,378
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,178,517
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,197,927
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,121,097
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,006
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,402
5.75% 1/15/40	300,000	300,249
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,037,440
Series 2005 A:
5% 6/1/45	3,800,000	3,881,624
5% 6/1/45	1,000,000	1,022,960
5% 6/1/45 (FSA Insured)	65,000	66,636
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,649,475
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,705,128
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	10,000,000	12,262,100
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A:
5% 7/1/19 (b)	$ 4,000,000	$ 4,796,800
5% 7/1/21 (b)	3,800,000	4,607,462
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	665,574
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,314,300
5% 3/1/25	1,000,000	1,151,010
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,394,616
Series 2011 A1, 5% 7/1/21	10,000,000	12,391,200
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,248,145
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,965,000
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,072,380
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,568,745
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,233,824
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,047,120
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,138,360
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,608,300
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,551,945
5% 5/1/24	1,510,000	1,717,383
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,154,300
Series 2012, 5% 1/15/27	4,865,000	5,593,728
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,314,028
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.):
Series 2012 A, 5% 2/1/24	2,915,000	3,377,144
Series 2012 A. 5% 2/1/19	1,500,000	1,753,080
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,539,280
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	531,804
Series B:
0% 8/1/33	4,350,000	1,676,751
0% 8/1/37	8,000,000	2,352,080
0% 8/1/38	4,225,000	1,179,240
0% 8/1/39	7,220,000	1,912,722
0% 8/1/40	1,100,000	276,540
0% 8/1/41	4,900,000	1,168,748
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,485,000	4,327,711
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	814,048
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,345,656
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	700,000	844,480
6.5% 8/1/27	1,315,000	1,609,494
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,068,870
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,045,470
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,101,700
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,405,060
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	466,401
0% 7/1/36	10,050,000	3,168,263
0% 7/1/37	5,105,000	1,514,398
0% 7/1/39	3,500,000	935,900
Series 2008 E:
0% 7/1/47 (a)	2,600,000	984,204
0% 7/1/49	7,000,000	1,113,000
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,132,959
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,613,643
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	$ 1,700,000	$ 2,025,737
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	3,700,000	636,807
Series A, 5% 8/1/38	1,700,000	1,912,279
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,296,116
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,942,100
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	792,370
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,016,651
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	759,780
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,356,424
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	600,000	612,228
Univ. of California Revs.:
Series 2007 K:
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	940,000	1,052,612
5% 5/15/18 (Pre-Refunded to 5/15/15 @ 101)	60,000	67,431
Series 2009 O:
5.25% 5/15/39	1,000,000	1,140,750
5.75% 5/15/30	5,700,000	6,851,172
5.75% 5/15/34	3,060,000	3,619,123
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,962,157
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	592,887
Series 2009 A:
5.125% 7/1/17	200,000	225,180
5.25% 7/1/18	175,000	200,825
5.5% 7/1/19	390,000	454,549
6% 7/1/29	1,000,000	1,154,940
Series 2010 A, 5.25% 7/1/30	1,900,000	2,090,703
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,390,932
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District: - continued
Series 2012, 5% 8/1/27	$ 5,000,000	$ 5,765,850
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	649,640
		436,200,326
Colorado - 0.9%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,368,250
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,140,740
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,747,720
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,612,105
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,207,060
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,838,607
(Volunteers of America Care Proj.) Series 2007 A, 5% 7/1/13	710,000	717,228
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/42	1,100,000	1,274,834
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,834,290
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,111,420
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,396,237
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,035,734
Series 2010 A, 0% 9/1/41	3,400,000	690,132
Series 2010 C, 5.375% 9/1/26	1,000,000	1,107,800
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,526,775
		23,608,932
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - 0.9%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	$ 1,565,000	$ 1,652,217
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,805,000
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,587,105
Series B, 4.75% 6/1/32	800,000	865,440
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,515,309
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,380,386
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,499,123
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,512,700
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,246,333
		23,063,613
Florida - 8.6%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,084,000
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,457,960
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	5,000,000	5,512,400
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,890
Series 2012 A, 5% 7/1/24	8,830,000	10,164,655
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,917,517
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,612,000
Series 2011 A1, 5% 6/1/20	1,000,000	1,162,490
Series 2012 A1, 5% 6/1/21	3,100,000	3,624,210
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,000,000	9,342,240
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	506,670
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	$ 4,300,000	$ 5,317,939
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,825,000	4,421,930
Series 2011 E:
5% 6/1/24	2,385,000	2,918,691
5% 6/1/27	2,300,000	2,774,651
Series A, 5.5% 6/1/38	700,000	841,407
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	100,000	104,155
Series 2008 A, 5.375% 7/1/26	5,675,000	6,623,633
Series 2008 A, 5.25% 7/1/37	1,000,000	1,121,510
Series 2011 B, 5% 7/1/23	3,600,000	4,428,648
Series 2012 A, 5% 7/1/25	3,300,000	4,012,932
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,196,490
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,705,000	1,772,689
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	770,000	831,947
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	557,068
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	344,714
Series 2005 B:
5% 11/15/30	970,000	1,031,818
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	146,927
Series 2005 C, 5% 11/15/31	1,180,000	1,241,867
Series 2006 G:
5% 11/15/16	95,000	108,830
5% 11/15/16 (Escrowed to Maturity)	5,000	5,835
5.125% 11/15/18	965,000	1,099,193
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35,000	41,018
Series 2008 B, 6% 11/15/37	5,000,000	5,933,600
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,804,540
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,208,333
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	$ 1,500,000	$ 2,136,045
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	755,000	958,812
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,820,411
Series 2009 B:
5% 10/1/18	1,600,000	1,696,976
5% 10/1/19	6,005,000	6,359,355
Series 2012 A, 4% 10/1/23	2,335,000	2,627,272
Series Three 2010 D, 5% 10/1/38	2,800,000	3,161,396
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,673,428
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/22	800,000	902,904
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,713,360
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,841,359
5.5% 10/1/30	1,000,000	1,162,530
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	5,129,966
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24 (b)	1,000,000	1,167,460
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,569,526
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,595,053
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,023,280
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,703,565
Series 2011 B, 5.625% 5/1/31	2,195,000	2,577,237
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	928,871
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,571,940
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,507,680
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008: - continued
5.75% 10/1/43	$ 1,000,000	$ 1,091,750
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,834,425
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Pre-Refunded to 1/1/13 @ 100)	2,200,000	2,216,368
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,166,970
Series 2009 B, 5% 10/1/33	6,200,000	7,243,894
Series 2012 A, 5% 10/1/24	1,450,000	1,841,819
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,633,730
Series 2011, 5% 10/1/24	4,000,000	4,804,480
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,763,628
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,598,977
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,475,601
5% 7/1/17	4,385,000	5,019,422
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	223,768
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,733,554
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,362,487
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,049,616
		215,286,312
Georgia - 2.4%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,239,200
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	15,481,681
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,124,918
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	$ 4,120,000	$ 3,417,870
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,488,740
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,422,638
6.125% 9/1/40	2,865,000	3,371,274
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,151,880
5.25% 10/1/41	1,900,000	2,169,648
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/23	2,500,000	3,059,625
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	2,900,000	3,543,017
Series GG, 5% 1/1/23	1,600,000	1,979,408
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,485,545
Series S, 5% 10/1/24	1,575,000	1,878,912
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,601,778
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,844,720
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,655,012
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,081,560
		59,997,426
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,256,972
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	6,300,000	7,576,002
		9,832,974
Illinois - 13.2%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	858,198
Chicago Board of Ed.:
Series 2011A, 5.5% 12/1/39	2,700,000	3,118,851
Series 2012 A, 5% 12/1/42	7,100,000	7,714,363
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,700,000	$ 913,019
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,523,256
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,960,343
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,294,709
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,896,630
5.25% 1/1/29 (FSA Insured)	210,000	218,663
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	1,046,361
Series 2007 A, 5% 1/1/37	10,000,000	10,575,000
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,946,817
Series 2009 A, 5% 1/1/27 (FSA Insured)	1,900,000	2,123,535
Series 2011 A, 5% 1/1/40	4,125,000	4,454,134
Series A, 5.5% 1/1/17	1,480,000	1,722,809
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,021,400
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,352,316
Series 2011 C, 6.5% 1/1/41	6,500,000	8,065,590
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,416,554
5.25% 1/1/40	1,300,000	1,489,917
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,118,410
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,356,636
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,123,920
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,687,389
5.25% 11/1/38	9,150,000	10,574,564
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,498,288
5% 12/15/37	1,000,000	1,133,720
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	$ 500,000	$ 501,530
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	323,010
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,188,090
Series 2010 A, 5.25% 11/15/33	13,180,000	14,939,662
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,969,189
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (Pre-Refunded to 1/1/13 @ 100)	3,175,000	3,201,607
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,521,506
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	540,053
5.5% 5/1/15 (Escrowed to Maturity)	520,000	585,057
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,279,744
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,950
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,641,392
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,100,000	1,322,970
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,596,485
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,329,887
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,064,179
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,140,000	2,283,979
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,241,231
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,034,108
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,314,311
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,542,350
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	$ 5,160,000	$ 6,678,485
Series 2010 A, 6% 5/1/28	5,300,000	6,124,733
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,779,251
Series 2009 D, 6.625% 11/1/39	2,300,000	2,771,730
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,520,000	4,051,168
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	4,800,000	5,244,096
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	1,000,000	1,152,850
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,606,128
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,381,270
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	2,081,790
Series 2012, 5% 11/15/43	1,600,000	1,718,768
Series 2008 A, 5.625% 1/1/37	7,050,000	7,636,560
Series 2009:
6.875% 8/15/38	150,000	180,101
7% 8/15/44	540,000	648,794
Series 2010 A:
5.5% 8/15/24	1,030,000	1,164,817
5.75% 8/15/29	700,000	790,783
Series 2012 A:
5% 5/15/19	1,000,000	1,160,810
5% 5/15/23	700,000	802,151
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,240
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	1,984,987
Series 2004 A, 5% 3/1/34	5,700,000	5,923,383
Series 2006:
5% 1/1/19	1,500,000	1,734,900
5.5% 1/1/31	1,000,000	1,214,060
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	1,500,000	1,540,260
Series 2010:
5% 1/1/14	1,525,000	1,596,523
5% 1/1/14 (Escrowed to Maturity)	475,000	500,389
5% 1/1/23 (FSA Insured)	2,100,000	2,345,637
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/23	$ 1,500,000	$ 1,705,710
5% 3/1/36	1,000,000	1,094,230
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,322,110
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,086,200
5.25% 5/15/32 (FSA Insured)	590,000	640,858
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,710,989
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	1,001,420
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360,000	3,844,277
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,239,730
Series 2010, 5% 6/15/15	4,300,000	4,770,463
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	1,400,000	1,555,092
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	904,970
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,849,335
0% 11/1/20 (FSA Insured)	3,850,000	3,013,511
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	3,516,897
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	930,740
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,139,220
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	260,000	251,376
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	783,409
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,579,880
Lake County Forest Preservation District Series 2007 A, 0.61% 12/15/13 (c)	855,000	855,368
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (Pre-Refunded to 3/1/14 @ 101)	$ 1,000,000	$ 1,078,380
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,106,920
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/44 (FSA Insured)	17,275,000	3,462,083
Series 2012 B:
0% 12/15/51	5,900,000	807,533
5% 6/15/52	7,100,000	7,804,391
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,863,730
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	5,315,254
Series 2010 B1:
0% 6/15/43 (FSA Insured)	14,500,000	3,066,750
0% 6/15/45 (FSA Insured)	9,500,000	1,809,560
0% 6/15/47 (FSA Insured)	3,800,000	651,624
0% 6/15/15	2,760,000	2,601,355
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,850,919
0% 6/15/15 (Escrowed to Maturity)	605,000	594,062
0% 6/15/16 (Escrowed to Maturity)	475,000	461,833
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,033,616
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,066,917
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,033,551
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,634,024
Series 2009 A, 5.75% 4/1/38	4,870,000	5,526,622
Series 2010 A:
5% 4/1/25	1,700,000	1,949,747
5.25% 4/1/30	1,020,000	1,168,441
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	595,000	586,438
0% 11/1/14 (FSA Insured)	505,000	492,931
0% 11/1/16 (Escrowed to Maturity)	420,000	404,741
0% 11/1/16 (FSA Insured)	1,280,000	1,194,534
0% 11/1/18 (Escrowed to Maturity)	945,000	878,085
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/18 (FSA Insured)	$ 4,085,000	$ 3,576,949
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,159,646
0% 11/1/19 (FSA Insured)	8,310,000	6,951,731
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,534,429
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,581,342
		331,648,269
Indiana - 2.2%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,506,954
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,165,470
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,767,551
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	4,006,324
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,790
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,963,381
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,874,165
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,710,688
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,603,350
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,600,000	1,625,424
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,873,080
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	975,720
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/24	850,000	1,027,948
5% 10/1/37	1,700,000	1,922,496
Series 2011 A, 5.25% 10/1/26	1,000,000	1,192,770
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana State Fin. Auth. Wastewtr.: - continued
Series 2011 B, 5% 10/1/41	$ 2,000,000	$ 2,226,160
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	910,550
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,440
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,144,112
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	10,017,660
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,129,160
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,644,034
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,418,079
5% 7/1/35	1,000,000	1,130,760
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	778,967
		55,827,033
Kansas - 0.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	705,861
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	1,076,020
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	552,817
5.25% 7/1/15	200,000	219,944
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	440,912
5% 11/15/17	1,000,000	1,140,240
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,755,781
		8,891,575
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	$ 1,185,000	$ 1,339,773
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,440,490
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,726,852
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,723,300
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	10,625,000	13,503,206
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	530,115
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,179,300
		27,443,036
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,635,045
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,770,000	5,157,133
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,550
Series 2012:
5% 12/1/24	2,455,000	2,828,307
5% 12/1/25	2,400,000	2,749,368
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	480,000	491,755
		13,950,158
Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,090,178
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30 (Pre-Refunded to 7/1/14 @ 100)	1,000,000	1,081,160
Municipal Bonds - continued
	Principal Amount	Value
Maine - continued
Maine Tpk. Auth. Tpk. Rev.: - continued
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	$ 1,065,000	$ 1,204,430
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,655,865
		6,031,633
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,079,440
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	745,090
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,807,008
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	752,143
6% 1/1/38	4,200,000	4,718,532
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,186,625
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,549,898
		11,838,736
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev. Series I, 6.75% 1/1/36	1,000,000	1,190,460
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	1,100,000	1,150,435
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,202,630
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,092,870
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	3,000,000	3,380,820
5% 8/15/24 (Pre-Refunded to 8/15/15 @ 100)	5,000,000	5,634,700
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	325,000	365,775
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	2,175,000	2,398,829
Series 2007 A:
4.5% 8/15/35	1,475,000	1,578,162
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series 2007 A:
5% 8/15/22 (AMBAC Insured)	$ 2,890,000	$ 3,357,515
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,225,089
		23,577,285
Michigan - 3.1%
Detroit School District Series 2012 A, 5% 5/1/22	1,500,000	1,773,315
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,867,088
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,509,504
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,330,498
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,121,504
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,330
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,959,296
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,744,875
7% 7/1/36 (FSA Insured)	1,400,000	1,695,078
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,446,470
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,481,741
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,100,000	1,180,652
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,200,000	1,303,476
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,179,270
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	879,144
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,574,496
Michigan Bldg. Auth. Rev.:
Series IA 5.375% 10/15/41	1,000,000	1,159,560
Series IA, 5.5% 10/15/45	2,000,000	2,333,300
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.:
Series 2012 B, 5% 7/1/22	$ 1,400,000	$ 1,600,508
Series 2012:
5% 11/15/36	1,300,000	1,413,230
5% 11/15/42	2,950,000	3,212,049
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,191,733
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,252,180
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,548,794
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,259,885
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,931,693
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	4,250,000	4,612,228
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,932,577
5% 5/1/23 (FSA Insured)	5,275,000	5,904,360
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,156,185
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,727,854
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,629,578
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,389,314
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,091,100
		78,464,865
Minnesota - 1.6%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,829,811
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,450,000	3,489,710
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	2,850,000	2,882,804
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,062,710
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	$ 8,845,000	$ 9,942,930
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,219,400
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,367,300
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,478,160
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	733,992
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	1,915,000	2,257,057
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,429,489
Series 2009, 5.75% 7/1/39	6,690,000	7,597,699
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,051,380
Tobacco Securitization Auth. Series 2011 B, 5% 3/1/19	500,000	577,405
		38,919,847
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,620,960
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,144,500
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	125,686
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100)	875,000	881,685
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	998,327
		3,150,198
Municipal Bonds - continued
	Principal Amount	Value
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 2,900,000	$ 3,299,649
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,281,130
		6,580,779
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.782% 12/1/17 (c)	1,000,000	917,550
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,167,933
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26 (b)	2,550,000	2,925,615
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	1,800,000	1,904,292
5% 2/1/46 (Pre-Refunded to 2/1/14 @ 100)	2,000,000	2,115,880
		10,031,270
Nevada - 0.8%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,703,604
5.625% 7/1/32	10,730,000	12,920,851
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	500,000	501,835
Series 2011 C, 5% 6/1/24	1,900,000	2,254,768
Series 2012 B, 5% 6/1/42	3,260,000	3,685,919
		21,066,977
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,287,208
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,002,770
New Hampshire Tpk. Sys. Rev.:
Series 2012 B, 5% 2/1/20 (b)	1,300,000	1,591,993
5% 10/1/19	2,890,000	3,561,809
		9,443,780
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 1.5%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	$ 600,000	$ 695,196
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,313,000
5.125% 6/15/24	1,500,000	1,691,730
5.25% 6/15/28	1,000,000	1,111,180
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	650,160
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,980
5.25% 3/1/23	1,000,000	1,092,700
5.25% 3/1/25	800,000	873,000
5.25% 3/1/26	600,000	653,310
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,928,025
Series 2011 EE, 5% 9/1/20	4,650,000	5,662,863
Series 2012, 5% 6/15/21	1,600,000	1,864,976
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	1,225,000	1,268,377
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,579,669
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100)	1,500,000	1,548,720
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	497,328
Series 2008 A, 0% 12/15/35	24,090,000	8,288,887
		36,819,101
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,510,300
New York - 11.5%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	600,000	616,296
Series 2004:
5.75% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,400,000	1,513,708
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	2,225,000	2,405,715
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	525,000	567,641
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	$ 5,200,000	$ 6,140,732
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	4,700,000	5,306,535
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	761,978
Series 2005 G, 5% 8/1/15	2,800,000	3,132,528
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,606,714
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,199,120
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,224,990
Series 2012 A, 5% 8/1/24	2,720,000	3,283,938
Series 2012 F, 5% 8/1/24	12,000,000	14,615,520
Series 2012 G1:
5% 4/1/25	5,040,000	6,123,146
5% 4/1/27	6,900,000	8,299,251
Series F-1, 5% 9/1/25	3,000,000	3,299,520
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,159,806
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,054,730
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,062,010
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 E, 5% 6/15/34	1,200,000	1,232,304
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,176,548
Series 2009 A, 5.75% 6/15/40	5,400,000	6,447,492
Series 2009 CC, 5% 6/15/34	3,585,000	4,041,406
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,834,468
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,665,920
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,938,347
Series 2012 AA, 5% 6/15/44	1,300,000	1,473,823
Series 2012 CC, 5% 6/15/45	1,300,000	1,479,218
Series 2012 EE, 5.25% 6/15/30	10,300,000	12,568,575
Series GG, 5% 6/15/43	2,300,000	2,611,236
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,625,767
6% 7/15/38	13,000,000	15,212,340
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,243,876
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S4:
5.5% 1/15/39	$ 1,200,000	$ 1,382,292
5.75% 1/15/39	2,500,000	2,915,075
Series 2011 S2 A, 5% 7/15/40	5,800,000	6,507,078
Series S1:
5% 7/15/24	2,000,000	2,447,320
5% 7/15/27	2,000,000	2,407,000
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	1,670,000	1,707,141
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	2,530,000	2,618,449
Series 2004 C, 5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	190,000	201,083
5% 2/1/33 (FGIC Insured)	810,000	850,298
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,726,515
4% 5/15/22	5,000,000	5,774,400
5% 5/15/23	2,000,000	2,463,500
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	4,067,945
Series 2007 A, 5% 3/15/32	3,900,000	4,445,727
Series 2008 B, 5.75% 3/15/36	5,500,000	6,711,375
Series 2009 A, 5% 2/15/34	1,750,000	2,069,568
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	270,000	279,536
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,491,324
Series 2007 A, 5% 7/1/14	1,000,000	1,067,900
Series 2007 B, 5.25% 7/1/24	400,000	438,180
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,000,000	1,047,780
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,695,940
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,170,763
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2008 A, 5.25% 11/15/36	$ 4,600,000	$ 5,003,512
Series 2008 C, 6.5% 11/15/28	3,600,000	4,593,132
Series 2011 A, 5% 11/15/41	3,000,000	3,350,640
Series 2012 D, 5% 11/15/25	9,500,000	11,380,525
Series 2012 F, 5% 11/15/24	4,600,000	5,541,942
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,087,510
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,105,250
Series 2007 H:
5% 1/1/25	4,000,000	4,557,600
5% 1/1/26	2,500,000	2,822,425
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,362,660
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,230,334
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,463,072
Series 2003 B, 5.5% 6/1/18	865,000	868,330
Series 2003B 1C:
5.5% 6/1/19	1,100,000	1,133,649
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,029,880
5.5% 6/1/21	4,060,000	4,176,806
5.5% 6/1/22	1,100,000	1,131,449
Series 2011:
5% 6/1/17	4,000,000	4,699,600
5% 6/1/17	3,600,000	4,229,640
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,496,384
		288,675,727
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,800,000	1,938,762
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,208,000
5% 7/1/22	1,965,000	2,350,651
5% 7/1/23	2,075,000	2,456,551
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (Pre-Refunded to 6/1/14 @ 100)	1,110,000	1,174,957
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	$ 1,200,000	$ 1,360,512
Series 2012, 5% 11/1/41	1,410,000	1,534,362
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	4,114,836
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,145,540
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,057,805
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,123,570
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,372,990
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,656,885
		26,495,421
North Dakota - 0.3%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,631,220
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,745,166
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	4,036,626
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,130,615
		8,543,627
Ohio - 0.8%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	994,104
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,619,355
5% 6/1/17	1,755,000	1,908,580
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,309,417
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,274,228
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	2,500,000	2,721,875
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	$ 1,900,000	$ 2,357,900
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	700,000	814,296
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,000,000	4,508,160
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	35,974
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,548,975
		20,092,864
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,111,480
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,381,300
5.5% 8/15/22	2,400,000	2,803,296
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	2,825,000	3,127,388
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,969,428
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,391,281
		18,784,173
Oregon - 0.2%
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,853,820
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,277,929
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	765,545
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,230,200
		6,127,494
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	$ 2,400,000	$ 2,590,608
Series B, 5% 6/15/15	2,000,000	2,217,160
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,189,150
5% 8/15/20	3,000,000	3,538,560
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,309,980
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,120
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,293,170
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	225,000	271,681
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	275,000	342,026
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	2,026,689
5% 1/1/23	1,000,000	1,128,600
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	496,880
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,004,572
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,631,448
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	830,886
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	512,315
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	155,168
Ninth Series, 5.25% 8/1/40	3,800,000	4,066,228
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,185,974
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,779,400
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,157,600
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	319,560
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	$ 1,000,000	$ 1,196,070
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,057,550
		36,303,395
Puerto Rico - 0.2%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,504,680
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	800,000	854,672
5.75%, tender 7/1/17 (c)	1,500,000	1,618,335
Series N, 5.5% 7/1/22	1,300,000	1,376,908
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,400,000	485,304
		5,839,899
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,508,009
South Carolina - 1.4%
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,624,984
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,114,350
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,078,370
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,131,400
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,139,760
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,912,642
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 C:
5% 12/1/15	3,220,000	3,637,988
5% 12/1/18	7,000,000	8,548,610
Series 2012 D, 5% 12/1/43	6,500,000	7,383,350
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	$ 2,700,000	$ 3,116,097
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,819,199
		35,506,750
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2012 E, 5% 11/1/37 (b)	2,700,000	2,957,796
Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	1,000,000	1,043,740
5% 12/15/15	2,525,000	2,777,222
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B, 6.25% 7/1/13 (Escrowed to Maturity)	2,255,000	2,321,387
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,673,460
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,892,610
		9,708,419
Texas - 9.2%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,209,240
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,822,260
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,084,680
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,144,070
5.25% 2/15/42	3,255,000	3,675,123
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,171,708
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,907,543
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,461,276
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	25,000	25,304
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,138,410
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	$ 1,670,000	$ 1,842,845
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,179,349
Cotulla Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	4,170,000	4,995,493
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	562,670
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,503,798
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,668,645
Series A, 5% 11/1/42	5,200,000	5,766,228
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	619,500
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,405,810
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,003,490
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,136,110
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,143,641
Granbury Independent School District 0% 8/1/19	1,000,000	898,770
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,859,516
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,990,800
Series 2008 B, 5.25% 8/15/47	11,600,000	13,165,536
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,495,500
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,725,005
5% 7/1/26	3,000,000	3,494,070
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	3,800,000	3,959,182
Series 2005 A, 0% 2/15/16	2,800,000	2,729,468
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,634,892
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	$ 1,245,000	$ 1,306,615
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	681,660
Lewisville Independent School District 0% 8/15/18	1,025,000	951,067
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,000,000	1,104,060
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	1,470,000	1,595,729
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	30,000	34,000
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	606,042
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,467,050
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,985,000
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,384,009
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,420,588
Mansfield Independent School District 5.5% 2/15/17	15,000	15,058
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,203,474
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,912,700
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,419,801
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,184,600
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,151,160
5% 6/1/25	2,100,000	2,409,120
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,096,300
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	1,000,000	1,007,440
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,097,720
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	$ 5,000,000	$ 5,714,000
Series 2008 A:
6% 1/1/24	1,000,000	1,175,150
6% 1/1/25	6,000,000	7,022,340
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,856,111
Series 2009 A, 6.25% 1/1/39	3,000,000	3,437,040
Series 2011 A:
5.5% 9/1/41	870,000	1,039,694
6% 9/1/41	2,100,000	2,627,583
Series 2011 D, 5% 9/1/28	4,700,000	5,523,205
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (Pre-Refunded to 8/1/13 @ 100)	2,010,000	2,080,732
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	441,716
Series 2007, 5.375% 8/15/33	2,400,000	2,770,800
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	879,928
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	704,166
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,175,690
Series 2012, 5.25% 2/1/25	1,600,000	2,098,944
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,375,334
5% 5/15/26	7,000,000	8,608,810
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,788,339
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,665,184
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	695,784
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,134,910
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,115,540
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,096,050
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,080,500
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	$ 2,430,000	$ 2,603,332
Series 2006 A, 5% 4/1/29	1,020,000	1,175,397
Series 2006, 5% 4/1/27	2,100,000	2,384,319
Series 2008, 5% 4/1/25	1,500,000	1,779,300
Series B, 0% 10/1/13	1,000,000	995,850
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,273,123
0% 9/1/16 (Escrowed to Maturity)	15,000	14,560
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,823,171
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,591,169
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	3,800,000	4,608,070
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.5% 8/15/39	1,875,000	1,881,338
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,300,000	1,533,402
5% 4/1/25	1,200,000	1,397,904
5% 4/1/26	1,500,000	1,743,165
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,171,830
Series B, 5.375% 7/15/16	1,000,000	1,003,000
Waller Independent School District 5.5% 2/15/33	5,100,000	5,814,000
		231,353,605
Utah - 0.3%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,152,615
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,959,283
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,860,609
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	2,070,868
		7,043,375
Municipal Bonds - continued
	Principal Amount	Value
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	$ 250,000	$ 251,063
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,283,370
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,084,840
		5,619,273
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	6,000,000	6,329,880
Washington - 3.1%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	675,948
Energy Northwest Elec. Rev. Series 2012 A:
5% 7/1/20	5,000,000	6,244,700
5% 7/1/21	1,000,000	1,257,220
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series 2005 A:
5% 1/1/18	960,000	1,040,813
5% 1/1/18 (Pre-Refunded to 1/1/15 @ 100)	135,000	148,192
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,334,170
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100)	1,000,000	1,075,950
(Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	4,115,000	4,521,768
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,883,028
Series 2009, 5.25% 1/1/42	1,000,000	1,156,580
Series 2010, 5% 1/1/50	2,200,000	2,440,108
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,004,900
Series 2006 A, 5% 7/1/24 (Pre-Refunded to 7/1/15 @ 100)	1,595,000	1,786,352
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,119,970
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,106,450
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	$ 7,000,000	$ 8,365,840
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,748,040
Series 2010 A, 5.25% 8/15/20	2,325,000	2,689,862
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,201,508
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000,000	2,231,520
Series 2012 A, 5% 10/1/24	6,700,000	7,790,827
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,528,130
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,003,670
		77,355,546
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,434,925
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,100,490
		2,535,415
Wisconsin - 0.3%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,130,720
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	1,077,510
5.75% 7/1/30	1,000,000	1,136,250
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,344,600
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,053,090
Series 2012, 5% 10/1/24	1,400,000	1,656,816
		8,398,986
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 2,600,000	$ 2,952,924
TOTAL MUNICIPAL BONDS (Cost $2,108,963,166)		2,324,390,132
Tax-Exempt Central Fund - 3.2%
	Shares
Other - 3.2%
Fidelity Tax-Free Cash Central Fund, 0.21% (d)(e) (Cost $80,966,000)	80,966,000	80,966,000
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $2,189,929,166)	2,405,356,132
NET OTHER ASSETS (LIABILITIES) - 4.3%	107,405,606
NET ASSETS - 100%	$ 2,512,761,738
Security Type Abbreviations
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 106,748
Other Information

The following is a summary of the inputs used, as of October 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 2,324,390,132	$ -	$ 2,324,390,132	$ -
Money Market Funds	80,966,000	80,966,000	-	-
Total Investments in Securities:	$ 2,405,356,132	$ 80,966,000	$ 2,324,390,132	$ -
Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $2,189,624,723. Net unrealized appreciation aggregated $215,731,409, of which $216,166,635 related to appreciated investment securities and $435,226 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012